Restructuring Costs, Net	9 Months Ended
Sep. 30, 2012
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 3 — RESTRUCTURING COSTS, NET

During the Successor three and nine months ended September 30, 2012 and 2011, Holdings incurred costs related to various cost reduction activities which are reported in the statements of comprehensive income (loss) in “Restructuring costs, net.” The components of the restructuring costs, net are as follows (in millions):

	Successor				Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	January 1, 2011 through January 25, 2011
Severance	$(0.2)	$(0.2)	$(1.0)	$(0.8)	$—
Gain on sale of land and building	—	—	0.4	—	—
Distribution footprint optimization	(0.3)	—	(0.3)	—	—
Curtailment and settlement losses	—	—	(1.4)	(0.2)	—
Impairment of property, plant and equipment	(0.2)	—	(2.2)	—	—

	$(0.7)	$(0.2)	$(4.5)	$(1.0)	$—

During the Successor nine months ended September 30, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China and consolidate Mexican distribution operations with Autoparts Holdings Limited (“Autoparts Holdings”), an affiliate of Holdings and Rank Group and ultimately owned by Holdings’ strategic owner, Mr. Graeme Hart. The plan includes workforce reductions, facility closures and operations consolidation. During the Successor nine months ended September 30, 2012, Holdings recorded pension curtailment and settlement losses of $1.4 million related to headcount reductions and an impairment charge of $2.0 million was recorded to write down land, building and equipment to its estimated net realizable value. An estimated curtailment gain of $0.3 million related to the Mexican subsidiary’s pension plan will be recognized at the time the affected employees are terminated, which is scheduled for the fourth quarter of 2012.

Other costs expected to be incurred related to the restructuring include less than $0.1 million for employee retention and relocation costs and $0.1 million for remaining lease costs. The employee retention and relocation costs are being accrued ratably over the required service period of the employees and the remaining lease costs will be accrued once operations have ceased or notification has been given to the landlord, whichever is earlier.

During the Successor three months ended September 30, 2012, Holdings approved and announced a plan to consolidate certain distribution facilities of the U.S. operations of Champion with Autoparts Holdings. This plan is expected to be completed by early 2013. An owned facility is expected to be temporarily idled in the early part of 2013 to reconfigure the facility for additional manufacturing capacity. During the Successor three months ended September 30, 2012, a charge of $0.3 million related to distribution system software development costs with no future value was recorded and an asset impairment charge of $0.2 million has been recorded to write down the carrying value of certain equipment to be idled with no alternative use.

During the Successor three and nine months ended September 30, 2012, Holdings recorded severance related to involuntary terminations of employees as part of other cost reduction actions and business realignment totaling $0.2 million and $1.0 million, respectively. During the Successor nine months ended September 30, 2012, Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

During the Successor three and nine months ended September 30, 2011, Holdings incurred severance costs of $0.2 million and $0.8 million, respectively, related to involuntary terminations of employees as part of cost reduction actions. During the Successor nine months ended September 30, 2011, Holdings recorded pension curtailment and settlement losses totaling $0.2 million related to headcount reductions at its Mexican subsidiaries.

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the Successor nine months ended September 30, 2012 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2011	$0.7	$—	$—	$—	$0.7
Charges	1.0	2.2	1.4	0.3	4.9
Usage	(1.4)	(2.2)	(0.4)	—	(4.0)

Balance at September 30, 2012	$0.3	$—	$1.0	$0.3	$1.6

The severance, pension curtailment and settlements and other restructuring related accruals are included in the unaudited condensed consolidated balance sheets in “Accrued expenses and other current liabilities.” The asset impairment reserve is included in the unaudited condensed consolidated balance sheets in “Property, plant and equipment, net.”